Revenues	6 Months Ended
Jun. 30, 2022
Revenues
Revenues

10. Revenues

	Three months ended June 30,
	2022	2021	2022	2021

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	1,250	1,279	1,928	1,305
Asia Pacific	1,144	211	322	303
Americas	1,216	1,184	831	661
	3,610	2,674	3,081	2,269

Timing of revenue recognition
Products transferred at a point in time	2,966	2,336	3,081	2,269
Products and services transferred over time	644	338	--	--
Revenue from contracts with customers	3,610	2,674	3,081	2,269

	Six months ended June 30,
	2022	2021	2022	2021

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	2,150	2,703	4,121	2,687
Asia Pacific	1,288	605	542	444
Americas	1,590	1,453	1,640	1,111
	5,028	4,761	6,303	4,242

Timing of revenue recognition
Products transferred at a point in time	4,244	4,152	6,303	4,242
Products and services transferred over time	784	609	--	--
Revenue from contracts with customers	5,028	4,761	6,303	4,242

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021

	(€ in thousands)
EMEA	3,178	2,584	6,271	5,390
Germany	1,465	790	3,018	1,637
France	237	837	501	975
Finland	10	7	19	665
Great Britain	762	355	1,191	730
Others	704	595	1,542	1,383
Asia Pacific	1,466	514	1,830	1,049
China	1,186	286	1,386	519
Others	280	228	444	530
Americas	2,047	1,845	3,230	2,564
United States	2,035	1,767	3,211	2,479
Others	12	78	19	85
Total	6,691	4,943	11,331	9,003